Convertible Loans - Schedule of Convertible Notes (Details)	Dec. 31, 2024
Time to maturity [Member] | Minimum [Member]
Schedule of Convertible Notes [Line Items]
Convertible notes, measurement input	0.5
Time to maturity [Member] | Maximum [Member]
Schedule of Convertible Notes [Line Items]
Convertible notes, measurement input	1
Historical volatility of the company’s share prices [Member] | Minimum [Member]
Schedule of Convertible Notes [Line Items]
Convertible notes, measurement input	54.3
Historical volatility of the company’s share prices [Member] | Maximum [Member]
Schedule of Convertible Notes [Line Items]
Convertible notes, measurement input	71
Risk-free interest rate [Member] | Minimum [Member]
Schedule of Convertible Notes [Line Items]
Convertible notes, measurement input	4.78
Risk-free interest rate [Member] | Maximum [Member]
Schedule of Convertible Notes [Line Items]
Convertible notes, measurement input	5.33
Discount rate [Member] | Minimum [Member]
Schedule of Convertible Notes [Line Items]
Convertible notes, measurement input	5.48
Discount rate [Member] | Maximum [Member]
Schedule of Convertible Notes [Line Items]
Convertible notes, measurement input	6.15